Investment Properties (Minimum Lease Payments Receivable on Leases of Investment Properties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	¥ 65,298	¥ 88,557
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	52,138	49,420
Between one and two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,638	39,137
Above 2 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	¥ 6,522	¥ 0